UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cobalt Capital Management, Inc.

Address:  237 Park Avenue, Suite 900
          New York, New York  10017


13F File Number: 28-4967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Wayne Cooperman
Title:    President
Phone:    (212) 808-3756


Signature, Place and Date of Signing:

  /s/ Wayne Cooperman           New York, New York                11/13/03
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


     No.  Form 13F File Number            Name

          None                            None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       4

Form 13F Information Table Entry Total:  119

Form 13F Information Table Value Total:  $963,317
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     1.   28-                             Wayne Cooperman

     2.   28-                             Cobalt Offshore Fund Limited

     3.   28-                             Cobalt Partners, L.P.
         -----------------------     --------------------------

                        FORM 13F INFORMATION TABLE



                                                                                Item 6:
                                                    Item 4:                   Investment                       Item 8:
Item 1:                        Item 2:   Item 3:             Item 5:           Discretion     Item 7:     Voting Authority
                               Title                Fair     Shares or        (b) Shared -   (c)      Managers      (Shares)
Name                           of        CUSIP      Market   Principal   (a)  As Defined     Shared-  See Instr. (a)   (b)     (c)
of Issuer                      Class     Number     Value    Amount      Sole in Instr. V    Other    V          Sole  Shared  None
----------                     ------    ---------  -------  ---------   ---  -----------    -----    ---------  ----  ------  ----
Advanced Auto Parts Inc        Common    00751Y106   12,400    174,900   X                            1           X
Armstrong Holding Inc          Common    042384107      605    403,500   X                            1           X
Advanta Corp - Class B         Common    007942204    1,897    177,493   X                            1           X
Advanced PCS                   Common    00790K109   15,817    347,100   X                            1           X
AES Corp                       Common    00130H105    7,420  1,000,000   X                            1           X
Aetna Inc                      Common    00817Y108   24,656    404,000   X                            1           X
Apria Healthcare Group         Common    037933108   41,336  1,509,730   X                            1           X
Alamosa Holdings Inc           Common    011589108    1,191    317,500   X                            1           X
Advanced Micro Devices Inc     Common    007903107    1,111    100,000   X                            1           X
Affliated Managers Group Inc   Common    008252108   16,491    262,600   X                            1           X
Apache Corp                    Common    037411105   19,075    275,100   X                            1           X
Anadarko Petroleum Corp        Common    032511107    6,172    147,800   X                            1           X
Amphenol Corp                  Common    032095101   19,743    379,300   X                            1           X
Atlas Pipeline Partners, LP    Common    049392103    1,080     30,200   X                            1           X
Astropower Inc                 Common    04644A101      103     59,000   X                            1           X
Administaff Inc                Common    007094105      538     60,500   X                            1           X
ASM Lithography Holding NV     Common    N07059111    1,244     94,800   X                            1           X
Anthem                         Common    03674B104   55,423    777,000   X                            1           X
AT&T Wireless Inc              Common    00209A106    1,391    170,000   X                            1           X
American Axle &
  Manufacturing Holdings Inc   Common    024061103    2,662     90,000   X                            1           X
Autozone Inc                   Common    053332102    4,387     49,000   X                            1           X
Belo Corp                      Common    080555105    4,365    180,000   X                            1           X
Ball Corp                      Common    058498106   30,661    567,800   X                            1           X
Boise Cascade Corp             Common    097383103   14,636    530,300   X                            1           X
Burlington Resources Inc       Common    122014103    7,230    150,000   X                            1           X
Peabody Energy Corp            Common    704549104    6,274    200,000   X                            1           X
Boyd Gaming Corp               Common    103304101    1,163     76,200   X                            1           X
CSK Auto Corp                  Common    125965103   38,265  2,481,500   X                            1           X
Cincinnati Bell Inc            Common    171871106    2,341    460,000   X                            1           X
Christopher & Banks Corp       Common    171046105    4,295    180,000   X                            1           X
Crown Castle Intl Corp         Common    228227104   11,265  1,197,100   X                            1           X
Crown Cork & Seal Inc          Common    228255105    4,590    680,000   X                            1           X
Concord EFS Inc                Common    206197105    1,367    100,000   X                            1           X
Pilgrim's Pride Corp           Common    721467108    2,820    225,600   X                            1           X
Pilgrim's Pride
  Corp - Class A               Common    721467207      224     17,900   X                            1           X
CIT Group Inc                  Common    125581108    1,731     60,200   X                            1           X
CMS Energy Corp                Common    125896100    1,277    173,300   X                            1           X
Calpine Corp                   Common    131347106      978    200,000   X                            1           X
Charles River
  Laboratories Inc             Common    159864107    3,717    121,100   X                            1           X
Cognizant Technology
  Solutions                    Common    192446102    4,375    120,000   X                            1           X
Centex Corp                    Common    152312104    1,558     20,000   X                            1           X
Corrections Corp America       Common    22025Y407      493     20,000   X                            1           X
Dobson Communications Corp     Common    256069105    9,171  1,129,407   X                            1           X
DST Systems Inc                Common    233326107   10,528    280,000   X                            1           X
Devon Energy Corp              Common    25179M103    2,410     50,000   X                            1           X
Eastman Kodak Co               Common    277461109    4,915    234,700   X                            1           X
Electronics Boutique
  Holdings Corp                Common    286045109    2,428     85,000   X                            1           X
Endurance Specialty Hldgs      Common    G30397106    7,090    242,800   X                            1           X
Fuelcell Energy Inc            Common    35952H106      260     22,200   X                            1           X
Freeport McMoran
  Copper & Gold Inc            Common    35671D857   35,480  1,071,900   X                            1           X
Sprint Corp                    Common    852061100    3,020    200,000   X                            1           X
Freddie Mac                    Common    313400301      524     10,000   X                            1           X
Fisher Scientific Intl Inc     Common    338032204   10,113    254,800   X                            1           X
Gaylord Entertainment Co       Common    367905106      481     19,600   X                            1           X
Golar LNG Ltd                  Common    G9456A100    3,114    271,000   X                            1           X
Gatx Corp                      Common    361448103    4,826    228,200   X                            1           X
Goodyear Tire & Rubber Co      Common    382550101    4,008    610,000   X                            1           X
Gymboree Corp                  Common    403777105    1,691    120,000   X                            1           X
Hanover Compressor Co          Common    410768105    3,564    360,000   X                            1           X
John Hancock Financial
  Services                     Common    41014S106      570     16,862   X                            1           X
Kinder Morgan Inc              Common    49455P101   37,802    699,909   X                            1           X
Komag Inc                      Common    500453204    2,349    134,073   X                            1           X
Kerzner International Ltd      Common    P6065Y107      701     19,700   X                            1           X
Lear Corp                      Common    521865105    5,843    111,000   X                            1           X
Lennar Corp                    Common    526057104   24,395    313,600   X                            1           X
Accredited Home Lenders        Common    00437P107      977     45,000   X                            1           X
Eli Lilly & Co                 Common    532457108    3,564     60,000   X                            1           X
LNR Property Corp              Common    510940100      733     17,900   X                            1           X
Mid Atlantic Medical
  Services Inc                 Common    59523C107   16,350    317,900   X                            1           X
Molex Inc - Class A            Common    608554200    5,267    215,231   X                            1           X
Motorola Inc                   Common    620076109    4,165    348,500   X                            1           X
Microsoft Corp                 Common    594918104      556     20,000   X                            1           X
Maxtor Corp                    Common    577729205    7,302    600,000   X                            1           X
Network Appliance Inc          Common    64120L104    3,387    165,000   X                            1           X
NTL Inc                        Common    62940M104    8,422    182,010   X                            1           X
Nvidia Corp                    Common    67066G104      279     17,500   X                            1           X
News Corp Ltd                  Common    652487802   11,489    421,000   X                            1           X
Oxford Health Plans Inc        Common    691471106   37,972    919,200   X                            1           X
PG&E Corp                      Common    69331C108    1,195     50,000   X                            1           X
Airgate PCS Inc                Common    009367103      920    380,000   X                            1           X
Phelps Dodge Corp              Common    717265102    2,499     53,400   X                            1           X
Pride International Inc        Common    74153Q102   16,599    979,300   X                            1           X
Placer Dome Inc                Common    725906101   11,000    800,000   X                            1           X
Public Service Enterprise
  Group Inc                    Common    744573106    2,188     52,100   X                            1           X
Penn National Gaming Inc       Common    707569109    1,753     82,200   X                            1           X
Priority Healthcare Corp       Common    74264T102      235     11,400   X                            1           X
Pulte Homes Inc                Common    745867101   28,625    420,900   X                            1           X
Photronics Inc                 Common    719405102    3,756    175,750   X                            1           X
Pactiv Corp                    Common    695257105    2,839    140,000   X                            1           X
Resource America Inc           Common    761195205   20,658  1,741,800   X                            1           X
RF Micro Devices Inc           Common    749941100    1,432    155,000   X                            1           X
Regal Entertainment Group      Common    758766109    4,767    256,300   X                            1           X
RH Donnelly Corp               Common    74955W307    8,963    221,800   X                            1           X
Polo Ralph Lauren Corp         Common    731572103      536     20,000   X                            1           X
Rayonier Inc                   Common    754907103    4,068    100,200   X                            1           X
Smithfield Foods Inc           Common    832248108    1,920    100,000   X                            1           X
Silicon Laboratories Inc       Common    826919102   10,817    240,800   X                            1           X
Standard Pacific Corp          Common    85375C101   43,365  1,144,200   X                            1           X
AT&T Corp                      Common    001957505      647     30,000   X                            1           X
Travelers Property
  Casualty Corp                Common    89420G109   16,674  1,050,000   X                            1           X
Tivo Inc                       Common    888706108      445     60,000   X                            1           X
Talbots Inc                    Common    874161102      697     20,000   X                            1           X
Tyson Foods Inc                Common    902494103      989     70,000   X                            1           X
Take-Two Interactive
  Software Inc                 Common    874054109    3,416    100,000   X                            1           X
Tyco International Ltd         Common    902124106    9,704    475,000   X                            1           X
UnitedHealth Group Inc         Common    91324P102   10,064    200,000   X                            1           X
US Unwired                     Common    90338R104    1,110    982,000   X                            1           X
US Oncology Inc                Common    90338W103      366     50,000   X                            1           X
Valero Energy Corp             Common    91913Y100   23,812    622,200   X                            1           X
Vodafone Group Plc             Common    92857W100      810     40,000   X                            1           X
Wellchoice Inc                 Common    949475107    1,006     33,400   X                            1           X
Winnebago Industries Inc       Common    974637100    3,072     68,900   X                            1           X
Whirlpool Corp                 Common    963320106    4,084     60,300   X                            1           X
Washington Mutual Inc          Common    939322103   23,957    608,500   X                            1           X
Williams Companies Inc         Common    969457100   10,428  1,107,000   X                            1           X
Westar Energy Inc              Common    95709T100   13,229    717,000   X                            1           X
Warnaco Group Inc              Common    934390402    1,829    117,500   X                            1           X
Western Wireless Corp          Common    95988E204   14,173    759,136   X                            1           X
Yellow Corp                    Common    985509108      557     18,694   X                            1           X

                               COLUMN TOTALS        963,317


01181.0001 #442665